Derivative Financial Instruments - Schedule of Net Change in Net Unrealized Gains (Losses) to Derivative Instruments (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Derivative [Line Items]
Net realized gains/(losses)	$ (0.7)	$ (4.7)	$ 0.0	$ (16.7)
Change in net unrealized gains/(losses)	1.9	4.4	2.0	0.5
Credit default swaps
Derivative [Line Items]
Net realized gains/(losses)	0.0	0.0	0.1	0.0
Change in net unrealized gains/(losses)	0.0	(0.1)	0.0	(0.1)
Forwards
Derivative [Line Items]
Net realized gains/(losses)	(0.7)	(4.7)	(0.1)	(16.7)
Change in net unrealized gains/(losses)	$ 1.9	$ 4.5	$ 2.0	$ 0.6